SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,021,650	$ 11,902,744	$ 10,593,274
Less: accumulated depreciation	739,752	862,970	591,131
Property and equipment, net	7,281,898	11,039,774	10,002,143
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,502,656	3,382,782	3,590,639
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,971,145	2,836,912	3,011,228
Property and equipment, net		6,270,000	6,800,000
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,171,337	1,376,354	1,406,457
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,469,559	3,366,306	1,594,738
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	573,197	601,791	680,935
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	82,303	92,532	54,981
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 251,453	$ 246,067	$ 254,296